Share-based compensation - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) component	Sep. 30, 2023 USD ($)
Share-Based Payment Arrangements [Abstract]
Number of components of share based compensation plan | component			4
Share-based compensation | $	$ 1,815	$ 1,845	$ 5,670	$ 4,438